INTEREST REVENUE AND EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest revenue
Loan interest, including fees									$ 35,440	$ 40,185	$ 47,751
Deposits with banks									577	928	2,682
Securities borrowed and purchased under agreements to resell									1,052	2,283	6,872
Investments, including dividends									7,388	7,989	9,860
Trading account assets									5,365	6,125	7,672
Other interest-bearing assets									653	579	1,673
Total interest revenue									50,475	58,089	76,510
Interest expense
Deposits									2,896	5,334	11,852
Securities loaned and sold under agreements to repurchase									1,012	2,077	6,263
Trading account liabilities									482	628	1,308
Short-term borrowings and other interest-bearing liabilities									121	630	2,465
Long-term debt									3,470	4,669	6,494
Total interest expense									7,981	13,338	28,382
Net interest income									42,494	44,751	48,128
Provision for credit losses on loans									(3,103)	15,922	8,218
Net interest revenue after provision for loan losses									45,597	28,829	39,910
Reclassification [Line Items]
Decrease in interest expense									(2,896)	(5,334)	(11,852)
Increase in other operating expenses									11,427	11,227	10,429
Revision of Prior Period, Reclassification, Adjustment
Interest expense
Deposits	$ (295)	$ (293)	$ (279)	$ (340)	$ (333)	$ (375)	$ (270)	$ (225)	(1,207)	(1,203)	(781)
Reclassification [Line Items]
Decrease in interest expense	295	293	279	340	333	375	270	225	1,207	1,203	781
Increase in other operating expenses	$ 295	$ 293	$ 279	$ 340	$ 333	$ 375	$ 270	$ 225	$ 1,207	$ 1,203	$ 781